FUNDING DEBTS - Additional information (Details) - Loan payables to investors of consolidated Trusts	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FUNDING DEBTS
Funding debts weighted average interest rate	7.84%	8.09%	7.94%
Maximum
FUNDING DEBTS
Terms of funding debts	25 months	25 months
Minimum
FUNDING DEBTS
Terms of funding debts	30 days	30 days